LEASES - Schedule of Right-of-Use Assets of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Right-of-use assets, net	$ 876	$ 861
Current liabilities	255	188
Long-term liabilities	674	637
Total operating lease liabilities	$ 929	$ 825
Weighted average lease term - operating lease	3 years 11 months 1 day
Weighted average discount rate - operating lease	8.28%